Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2019
Financial assets and financial liabilities [abstract]
Financial assets and financial liabilities
23	Financial assets and financial liabilities

The Group holds the following financial instruments:

		As at 31 December
Financial assets	Note	2018 RMB’000	2019 RMB’000
Financial assets at amortized cost
Trade receivables	(a)	81,990	120,739
Other receivables	(a)	105,803	26,101
Amounts due from related parties excluded prepayments	(a), 30(c)	2,219,007	1,521,187
Cash and cash equivalents	(b)	8,741,893	7,449,699
Time deposits with financial banks	(c)	1,500,000	5,020,073
Financial assets at fair value through other comprehensive income	(d)	1,672,431	1,545,921
Financial assets at fair value through profit or loss	(e)	2,727,279	3,318,670

		17,048,403	19,002,390

		As at 31 December
Financial liabilities	Note	2018 RMB’000	2019 RMB’000
Financial liabilities at amortized cost
Borrowings	(f)	497,249	1,547,600
Trade payables	(g)	2,922,998	2,142,402
Other payables	(g)	5,167,230	4,513,698
Bills payables	(g)	-	673,900
Amounts due to related parties	(g), 30(c)	4,567,814	5,708,394
Lease liabilities	16	—	22,043
Financial liabilities at fair value through profit or loss		11,005	799

		13,166,296	14,608,836

The Company’s exposure to various risks associated with the financial instruments is discussed in Note 4. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.

(a)	Trade and other receivables

	As at 31 December
	2018 RMB’000	2019 RMB’000
Trade receivables	82,044	120,739
Less: impairment provision	(54)	-

	81,990	120,739

Amounts due from related parties excluded prepayments	2,219,007	1,521,187

	2,300,997	1,641,926

Other receivables	105,803	26,101

	2,406,800	1,668,027

For the year ended 31 December 2019, certain associates and joint ventures of the Group declared dividends with total amount of RMB 594,868 thousands to the Group (2018: RMB 811,473 thousands, 2017: RMB 479,633 thousands). As at 31 December 2019 and 31 December 2018, all these declared dividends had been received by the Group.

As at 31 December 2019, interest receivable amounted RMB 10,927 thousands was included in the balance of other receivables (31 December 2018: RMB 79,224 thousands).

Amounts due from related parties mainly represent trade-related balances, unsecured in nature and bear no interest.

The aging analysis based on invoice date of trade receivables and amounts due from related parties excluded prepayments (net of allowance for doubtful debts) is as follows:

	As at 31 December
	2018 RMB’000	2019 RMB’000
Within 1 year	2,300,957	1,641,926
1-2 year	29	-
2-3 year	11	-

	2,300,997	1,641,926

Movements of the Group’s impairment provision for trade and other receivables are as follows:

	2018	2019
	RMB’000	RMB’000
As at 1 January	1,053	198
Provision/(reversal) for receivables impairment	39	(59)
Receivables written off during the year as uncollectible	(894)	-

As at 31 December	198	139

As at 31 December 2019 and 31 December 2018, no trade receivable was pledged as collateral.

Sales to third parties are generally on cash basis or on letter of credit. Subject to negotiation, credit is generally only available for major customers with well-established trading records.

(b)	Cash and cash equivalents

	As at 31 December
	2018 RMB’000	2019 RMB’000
Cash deposits with a related party (i)	22,082	67,015
Cash at bank and on hand	8,719,811	7,382,684

	8,741,893	7,449,699

(i)	Cash deposits with a related party were cash deposits at Sinopec Finance Company Limited (“Sinopec Finance”), which is a financial institution.

(c)	Time deposits with banks

	As at 31 December
	2018 RMB’000	2019 RMB’000
Time deposits with banks within one year	1,500,000	1,508,839
Time deposits with banks above one year	-	3,511,234

	1,500,000	5,020,073

As at 31 December 2019, time deposits with banks within one year were time deposits within six months with the interest rates from 3.95% to 4.10% per annum (31 December 2018: 4.5% per annum), which were presented as current assets. Time deposits with banks above one year were time deposits of three years with the interest rates from 4.13% to 4.18% per annum, which were presented as non-current assets in the balance sheet(31 December 2018: Nil).

(d)	Financial assets at fair value through other comprehensive income

	As at 31 December
	2018 RMB’000	2019 RMB’000
Trade and bill receivables (i)	1,672,431	1,540,921
Equity investments (ii)	-	5,000

	1,672,431	1,545,921

(i)

As at 31 December 2019, certain trade receivables and bills receivable were classified as financial assets at FVOCI, as the Group’s business model is achieved both by collecting contractual cash flows and selling of these assets.

(ii)	In July 2019, Toufa invested RMB 5,000 thousands in Shanghai Carbon Fiber Composites Innovation Research Institute Co. Ltd to acquire 16.67% of its share.

(e)	Financial assets at fair value through profit or loss

	As at 31 December
	2018 RMB’000	2019 RMB’000
Structured deposits	2,719,811	3,318,407
Foreign exchange options	7,468	263

	2,727,279	3,318,670

As at 31 December 2019, financial assets at fair value through profit or loss are mainly structured deposits with banks, which are presented as current assets since they are expected to be collected within six months from the end of the reporting period.

(f)	Borrowings

	As at 31 December
	2018	2019
	RMB’000	RMB’000
Credit loans due within one year - Short term bank loans	497,249	1,547,600

The weighted average interest rate for the Group’s borrowings was 3.35% for the year ended 31 December 2019 (2018: 3.63%).

As at 31 December 2019, no borrowings were secured by property, plant and equipment (31 December 2018: Nil).

(g)	Trade and other payables

	As at 31 December
	2018	2019
	RMB’000	RMB’000
Trade payables	2,922,998	2,142,402
Bills payables	-	673,900
Amounts due to related parties	4,567,814	5,708,394

	7,490,812	8,524,696

Staff salaries and welfares payable	128,861	189,547
Taxes payable (exclude income tax payable)	4,342,676	3,577,018
Interest payable	5,952	1,686
Dividends payable	26,488	29,144
Construction payable	334,249	277,184
Other liabilities	329,004	439,119

	5,167,230	4,513,698

	12,658,042	13,038,394

As at 31 December 2019 and 31 December 2018, all trade and other payables of the Group were non-interest bearing, and their fair value approximated their carrying amounts due to their short maturities.

Majority of amount due to related parties were trade payable for purchasing crude oil from related parties.

As at 31 December 2019 and 2018, the aging analysis of the trade payables (including bills payables and amounts due to related parties with trading nature) based on invoice date was as follows:

	As at 31 December
	2018	2019
	RMB’000	RMB’000
Within one year	7,451,168	8,509,327
Between one and two years	25,231	11,209
Over two years	14,413	4,160

	7,490,812	8,524,696